Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities - Foreign Currency Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in Exchange Rate +5 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	5.00%	5.00%
Effect on consolidated profit before tax	S/ 7,502	S/ 2,403
Change in Exchange Rate +10 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	10.00%	10.00%
Effect on consolidated profit before tax	S/ 15,005	S/ 4,806
Change in Exchange Rate -5 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	(5.00%)	(5.00%)
Effect on consolidated profit before tax	S/ (7,502)	S/ (2,403)
Change in Exchange Rate -10 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	(10.00%)	(10.00%)
Effect on consolidated profit before tax	S/ (15,005)	S/ (4,806)